Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2020
Registrant Name	dei_EntityRegistrantName	Walthausen Funds
Central Index Key	dei_EntityCentralIndexKey	0001418191
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	walth
Document Creation Date	dei_DocumentCreationDate	Oct. 09, 2020
Document Effective Date	dei_DocumentEffectiveDate	Oct. 15, 2020
Prospectus Date	rr_ProspectusDate	Oct. 15, 2020
Walthausen Focused Small Cap Value Fund
Risk Return Abstract	rr_RiskReturnAbstract
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Walthausen Focused Small Cap Value Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	49.95%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of small capitalization companies that Walthausen & Co., LLC (the "Advisor") believes have the potential for capital appreciation. The Advisor invests in small capitalization companies with market capitalizations below that of the largest member of the Russell 2000 Index at the time of purchase. As of September 30, 2020, the capitalization of the largest member of the Russell 2000 Index was $11.3 billion. The Fund typically invests in 30 to 50 companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in U.S. common stocks of small capitalization companies, as defined above. The Fund emphasizes a "value" investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects. Financial measures which are used to assess value are Price to Book ratio and Enterprise Value to EBITDA (Earnings before interest, taxes, depreciation and amortization) ratio and other widely used valuation metrics. Those ratios are compared to similar metrics for the market and comparable securities. The Advisor defines Enterprise Value as the market value of a company's equity, debt and unfunded pension claims, less cash. EBITDA is a company's earnings before interest, taxes, depreciation and amortization.

The Advisor may sell a company when the company reaches the Advisor's projection of the stock's future target price, as determined by applying the Advisor's understanding of historical valuation metrics, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, or when the Advisor determines that management of the company is not enhancing shareholder value. These portfolio reviews are conducted continuously through close monitoring of stock prices, changes in the economy, and corporate developments.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose some or all of your investment in the Fund.

Risks of Investing in Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund's investments and could impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to a projected future value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor’s strategy may fail to produce the intended results.

Risk Lose Money [Text]	rr_RiskLoseMoney	When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class shares over time to the performance of a broad-based market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.walthausenfunds.com or by calling 1-888-925-8428. Prior to October 15, 2020 the Fund was called the Walthausen Select Value Fund.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-925-8428
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.walthausenfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The year-to-date return as of September 30, 2020 was -21.45% for the Institutional Class. Best Quarter (December 31, 2011) +16.35% Worst Quarter (September 30, 2011) -20.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.00%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/19
Walthausen Focused Small Cap Value Fund | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution 12b-1 Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Fee Waiver / Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.85%
One Year	rr_ExpenseExampleYear01	$ 87
Three Years	rr_ExpenseExampleYear03	271
Five Years	rr_ExpenseExampleYear05	471
Ten Years	rr_ExpenseExampleYear10	$ 1,181
Annual Return 2011	rr_AnnualReturn2011	(2.42%)
Annual Return 2012	rr_AnnualReturn2012	21.18%
Annual Return 2013	rr_AnnualReturn2013	42.57%
Annual Return 2014	rr_AnnualReturn2014	2.22%
Annual Return 2015	rr_AnnualReturn2015	(7.29%)
Annual Return 2016	rr_AnnualReturn2016	14.42%
Annual Return 2017	rr_AnnualReturn2017	17.51%
Annual Return 2018	rr_AnnualReturn2018	(14.05%)
Annual Return 2019	rr_AnnualReturn2019	28.98%
1 Year	rr_AverageAnnualReturnYear01	28.98%
5 Years	rr_AverageAnnualReturnYear05	6.68%
Since Inception	rr_AverageAnnualReturnSinceInception	10.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Walthausen Focused Small Cap Value Fund | After Taxes on Distributions | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.38%
5 Years	rr_AverageAnnualReturnYear05	4.19%
Since Inception	rr_AverageAnnualReturnSinceInception	8.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Walthausen Focused Small Cap Value Fund | After Taxes on Distributions and Sales | Institutional Class
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.30%
5 Years	rr_AverageAnnualReturnYear05	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	7.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Walthausen Focused Small Cap Value Fund | Russell 2000 Value Index* (does not reflect deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.39%	[3]
5 Years	rr_AverageAnnualReturnYear05	6.99%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.00%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010
Walthausen Focused Small Cap Value Fund | Russell 2500 Value Index* (does not reflect deductions for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.56%	[3]
5 Years	rr_AverageAnnualReturnYear05	7.18%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	9.79%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 27, 2010

[1]	The Management Fees and Other Expenses have been restated to reflect lower contractual fee agreements.
[2]	The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.85% of its average daily net assets through October 31, 2025. The Advisor may not terminate the fee waiver before October 31, 2025. The Trustees may terminate the expense waiver upon notice to the Advisor.
[3]	The Fund is changing its index from the Russell 2500 Value Index to the Russell 2000 Value Index to provide a better comparison to the Funds strategy.